Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	May 1, 2013

MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2013 to the combined Prospectus (the “Prospectus”) dated May 1, 2013 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series – Class S and I
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series – Class S and I	New York Tax Exempt Series
Global Fixed Income Series – Class S and I	Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Effective August 1, 2013, the shares of the Core Plus Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Core Plus Bond Series are offered in a separate prospectus. Accordingly, effective August 1, 2013, shares of the Core Plus Bond Series are no longer offered in the Prospectus, and all references to the Core Plus Bond Series in the Prospectus are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2013 to the combined Prospectus (the “Prospectus”) dated May 1, 2013 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series – Class S and I
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series – Class S and I	New York Tax Exempt Series
Global Fixed Income Series – Class S and I	Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Effective August 1, 2013, the shares of the Core Plus Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Core Plus Bond Series are offered in a separate prospectus. Accordingly, effective August 1, 2013, shares of the Core Plus Bond Series are no longer offered in the Prospectus, and all references to the Core Plus Bond Series in the Prospectus are hereby deleted.

Core Plus Bond Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2013 to the combined Prospectus (the “Prospectus”) dated May 1, 2013 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series – Class S and I
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series – Class S and I	New York Tax Exempt Series
Global Fixed Income Series – Class S and I	Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Effective August 1, 2013, the shares of the Core Plus Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Core Plus Bond Series are offered in a separate prospectus. Accordingly, effective August 1, 2013, shares of the Core Plus Bond Series are no longer offered in the Prospectus, and all references to the Core Plus Bond Series in the Prospectus are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013